                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 522 Fifth Avenue, New York, New York    10036
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

                                                                          NUMBER OF
DESCRIPTION                                                                 SHARES          VALUE
----------------------------------------------------------------------------------------------------
COMMON STOCKS  100.0%
AEROSPACE & DEFENSE  6.8%
Goodrich Corp. ..................................................           60,000      $  4,277,400
Lockheed Martin Corp. ...........................................           60,000         6,640,200
Precision Castparts Corp. .......................................           25,000         3,683,500
                                                                                        ------------
                                                                                          14,601,100
                                                                                        ------------
APPLICATION SOFTWARE  5.8%
Adobe Systems, Inc. (a) .........................................           65,000         2,739,100
Amdocs Ltd. (Guernsey) (a) ......................................           65,000         2,150,850
Autodesk, Inc. (a) ..............................................           60,000         2,825,400
Citrix Systems, Inc. (a) ........................................           60,000         2,218,800
SuccessFactors, Inc. (a) ........................................           61,000           837,530
Synopsys, Inc. (a) ..............................................           65,000         1,599,650
                                                                                        ------------
                                                                                          12,371,330
                                                                                        ------------
BIOTECHNOLOGY  5.6%
Biogen Idec, Inc. (a) ...........................................           65,000         4,817,800
Genzyme Corp. (a) ...............................................           45,000         3,371,850
Gilead Sciences, Inc. (a) .......................................           80,000         3,723,200
                                                                                        ------------
                                                                                          11,912,850
                                                                                        ------------
COMMUNICATIONS EQUIPMENT  21.0%
Ciena Corp. (a) .................................................           65,000         2,858,700
Cisco Systems, Inc. (a) .........................................          250,000         7,005,000
Corning, Inc. ...................................................          175,000         4,250,750
Harris Corp. ....................................................           55,000         3,452,350
Juniper Networks, Inc. (a) ......................................          175,000         5,201,000
Nokia Oyj - ADR  (Finland) ......................................          115,000         4,522,950
QUALCOMM, Inc. ..................................................          200,000         8,156,000
Research In Motion Ltd. (Canada) (a) ............................           85,000         9,674,700
                                                                                        ------------
                                                                                          45,121,450
                                                                                        ------------
COMPUTER HARDWARE  9.4%
Apple Computer, Inc. (a) ........................................           65,000        11,844,300
Dell, Inc. (a) ..................................................          120,000         2,944,800
Hewlett-Packard Co. .............................................          105,000         5,371,800
                                                                                        ------------
                                                                                          20,160,900
                                                                                        ------------

COMPUTER STORAGE & PERIPHERALS  4.4%
EMC Corp. .......................................................          400,000         7,708,000
Network Appliance, Inc. (a) .....................................           70,000         1,729,700
                                                                                        ------------
                                                                                           9,437,700
                                                                                        ------------
DATA PROCESSING & OUTSOURCED SERVICES  3.6%
Automatic Data Processing, Inc. .................................           60,000         2,703,600
DST Systems, Inc. (a) ...........................................           60,000         5,085,000
                                                                                        ------------
                                                                                           7,788,600
                                                                                        ------------
ELECTRICAL COMPONENTS & EQUIPMENT  0.6%
First Solar, Inc. (a) ...........................................            5,000         1,185,750
                                                                                        ------------

HEALTH CARE SUPPLIES  1.3%
Millipore Corp. (a) .............................................           35,000         2,865,800
                                                                                        ------------

HOME ENTERTAINMENT SOFTWARE  1.4%
Electronic Arts, Inc. (a) .......................................           55,000         3,090,450
                                                                                        ------------

INTERNET RETAIL  4.9%
Amazon.com, Inc. (a) ............................................           85,000         7,697,600
Priceline.com, Inc. (a) .........................................           25,000         2,845,000
                                                                                        ------------
                                                                                          10,542,600
                                                                                        ------------
INTERNET SOFTWARE & SERVICES  12.8%
Alibaba.com, Ltd. (HKD) (Cayman Islands) (a) ....................          460,900         2,350,096
Baidu.com, Inc. - ADR (Cayman Islands) (a) ......................            7,500         2,864,700
eBay, Inc. (a) ..................................................          150,000         5,029,500
Google, Inc., Class A (a) .......................................           17,500        12,127,500
VeriSign, Inc. (a) ..............................................           60,000         2,454,000
Yahoo!, Inc. (a) ................................................          100,000         2,681,000
                                                                                        ------------
                                                                                          27,506,796
                                                                                        ------------
SEMICONDUCTOR EQUIPMENT  3.6%
Applied Materials, Inc. .........................................           85,000         1,600,550
KLA-Tencor Corp. ................................................           70,000         3,365,600
Lam Research Corp. (a) ..........................................           60,000         2,751,000
                                                                                        ------------
                                                                                           7,717,150
                                                                                        ------------
SEMICONDUCTORS  8.4%
Broadcom Corp., Class A (a) .....................................           65,000         1,738,100

Cypress Semiconductor Corp. (a) .................................           90,000         2,989,800
Intel Corp. .....................................................          185,000         4,824,800
Intersil Corp., Class A .........................................           40,000           997,600
National Semiconductor Corp. ....................................           70,000         1,600,200
NVIDIA Corp. (a) ................................................           65,000         2,050,100
Texas Instruments, Inc. .........................................           65,000         2,052,050
Xilinx, Inc. ....................................................           75,000         1,642,500
                                                                                        ------------
                                                                                          17,895,150
                                                                                        ------------
SYSTEMS SOFTWARE  10.4%
BMC Software, Inc. (a) ..........................................           65,000         2,150,200
McAfee, Inc. (a) ................................................          165,000         6,426,750
Microsoft Corp. .................................................          175,000         5,880,000
Oracle Corp. (a) ................................................          175,000         3,531,500
VMware, Inc., Class A (a) .......................................           47,500         4,340,075
                                                                                        ------------

                                                                                          22,328,525
                                                                                        ------------
TOTAL LONG-TERM INVESTMENTS  100.0%
  (Cost $165,755,610) ............................................................       214,526,151
                                                                                        ------------

REPURCHASE AGREEMENTS  0.2%
Banc of America Securities ($123,385 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4 62%, dated 11/30/07,
   to be sold on 12/03/07 at $123,433) ...........................................           123,385
Citigroup Global Markets, Inc. ($109,676 par collateralized by U S.
   Government obligations in a pooled cash account, interest rate of 4.54%,
   dated 11/30/07, to be sold on 12/03/07 at $109,717) ...........................           109,676
State Street Bank & Trust Co. ($186,939 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 4.23%,
   dated 11/30/07, to be sold on 12/03/07 at $187,005) ...........................           186,939
                                                                                        ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $420,000) ................................................................           420,000
                                                                                        ------------

TOTAL INVESTMENTS  100.2%
  (Cost $166,175,610) ............................................................       214,946,151

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%) ....................................          (442,549)
                                                                                        ------------

NET ASSETS  100.0% ...............................................................      $214,503,602
                                                                                        ============


Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt

HKD - Hong Kong Dollar


VAN KAMPEN INTERNATIONAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

                                                                         NUMBER OF
DESCRIPTION                                                                SHARES          VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS   95.6%
AUSTRALIA   3.3%
A.B.C. Learning Centres, Ltd. ...................................          550,523     $  2,562,207
Computershare, Ltd. .............................................          359,600        3,231,817
                                                                                       ------------
                                                                                          5,794,024
                                                                                       ------------
BERMUDA   10.6%
Axis Capital Holdings, Ltd. .....................................           61,744        2,354,916
Esprit Holdings, Ltd. ...........................................          333,111        5,006,906
Li & Fung, Ltd. .................................................        1,154,000        4,600,162
MF Global, Ltd. (a) .............................................          124,100        3,577,803
Willis Group Holdings, Ltd. .....................................           73,000        2,915,620
                                                                                       ------------
                                                                                         18,455,407
                                                                                       ------------
CANADA   2.8%
SunOpta, Inc. (a) ...............................................          344,110        4,924,214
                                                                                       ------------

CHINA   1.5%
China Shenhua Energy Co., Ltd. ..................................          440,000        2,618,927
                                                                                       ------------

FRANCE   1.5%
Ipsen, SA .......................................................           46,080        2,612,702
                                                                                       ------------

GERMANY   9.9%
adidas-Salomon, AG ..............................................           64,451        4,272,715
Fresenius, AG ...................................................           56,560        4,620,184
United Internet, AG .............................................          170,166        3,962,055
Wirecard, AG (a) ................................................          259,294        4,357,815
                                                                                       ------------
                                                                                         17,212,769
                                                                                       ------------
GREECE   4.5%
Cosmote Mobile Telecommunications, SA ...........................           99,169        3,792,812
EFG Eurobank Ergasias, SA .......................................          115,095        4,043,218
                                                                                       ------------
                                                                                          7,836,030
                                                                                       ------------
GUERNSEY   1.0%
KKR Private Equity Investor LP ..................................           97,536        1,746,451
                                                                                       ------------

INDIA   1.1%
ACC, Ltd. .......................................................           67,000        1,843,187
                                                                                       ------------

IRELAND   2.4%
ICON PLC - ADR (a) ..............................................           69,800        4,139,838
                                                                                       ------------

ISRAEL   2.1%
Teva Pharmaceutical Industries Ltd. - ADR .......................           81,068        3,618,065
                                                                                       ------------

ITALY   2.7%
UniCredito Italiano S.p.A. ......................................          548,006        4,641,743
                                                                                       ------------

JAPAN   2.9%
DAITO Trust Construction Co., Ltd. ..............................           76,700        3,684,900
OSG Corp. .......................................................          120,800        1,352,022
                                                                                       ------------
                                                                                          5,036,922
                                                                                       ------------
MEXICO   3.8%
Fomento Economico Mexicano, SA de CV, Class B - ADR .............           82,450        2,671,380
Grupo Aeroportuario del Sureste, SA de CV, Class B - ADR ........           64,500        3,870,000
                                                                                       ------------
                                                                                          6,541,380
                                                                                       ------------
NETHERLANDS   2.6%
QIAGEN N.V. (a) .................................................          211,690        4,460,308
                                                                                       ------------

REPUBLIC OF CHINA (TAIWAN)   0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR ..............          120,914        1,199,467
                                                                                       ------------

SINGAPORE   7.5%
Cosco Corp., Ltd. ...............................................        1,332,959        6,586,571
Flextronics International Ltd. (a) ..............................          248,983        2,977,837
Singapore Airlines, Ltd. ........................................          270,800        3,357,813
                                                                                       ------------
                                                                                         12,922,221
                                                                                       ------------
SOUTH AFRICA   2.8%
Aspen Pharmacare Holdings, Ltd. (a) .............................          487,802        2,577,211
Pretoria Portland Cement Co., Ltd. ..............................          330,610        2,196,034
                                                                                       ------------
                                                                                          4,773,245
                                                                                       ------------
SPAIN   8.3%
Banco Bilbao Vizcaya Argentaria, SA .............................           78,802        1,952,712
Banco Santander Central Hispano, SA .............................          131,396        2,816,894
Industria de Diseno Textil, SA ..................................           40,162        2,787,878
Telefonica, SA ..................................................          202,371        6,773,591
                                                                                       ------------
                                                                                         14,331,075
                                                                                       ------------

SWEDEN   1.3%
ORC Software, AB ................................................           96,318        2,240,720
                                                                                       ------------

SWITZERLAND   4.2%
Lonza Group, AG .................................................           34,900        4,078,344
UBS, AG .........................................................           64,643        3,247,367
                                                                                       ------------
                                                                                          7,325,711
                                                                                       ------------
UNITED KINGDOM   15.7%
BlueBay Asset Management PLC ....................................          224,720        1,825,318
Intertek Group PLC ..............................................          220,079        4,090,717
Man Group PLC ...................................................          251,721        2,882,011
Man Group PLC, B Share (a) ......................................          287,682          402,755
RAB Capital PLC .................................................        1,476,454        2,599,218
Regus Group PLC .................................................        1,076,409        1,817,293
SABMiller PLC ...................................................          147,200        4,190,795
Shire PLC .......................................................          157,942        3,747,318
Standard Chartered PLC ..........................................          143,526        5,656,277
                                                                                       ------------
                                                                                         27,211,702
                                                                                       ------------
UNITED STATES   2.4%
NII Holdings, Inc., Class B (a) .................................           76,088        4,197,014
                                                                                       ------------

TOTAL COMMON STOCKS   95.6% ......................................................      165,683,122
                                                                                       ------------

INVESTMENT COMPANIES   0.2%
iShares CDN S&P/TSX 60 Index Fund ...............................            5,200          419,037
                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS   95.8%
  (Cost $125,735,867) ............................................................      166,102,159
                                                                                       ------------

REPURCHASE AGREEMENTS   4.4%
Banc of America Securities ($2,238,561 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $2,239,423) .........................................        2,238,561
Citigroup Global Markets, Inc. ($1,989,832 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.54%, dated 11/30/07,
   to be sold on 12/03/07 at $1,990,585) .........................................        1,989,832

State Street Bank & Trust Co. ($3,391,607 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.23%, dated 11/30/07,
   to be sold on 12/03/07 at $3,392,803) .........................................        3,391,607
                                                                                       ------------

TOTAL REPURCHASE AGREEMENTS   4.4%
  (Cost $7,620,000) ..............................................................        7,620,000
                                                                                       ------------

TOTAL INVESTMENTS   100.2%
  (Cost $133,355,867) ............................................................      173,722,159

FOREIGN CURRENCY   0.3%
  (Cost $522,093) ................................................................          515,738

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.5%) ...................................         (801,216)
                                                                                       ------------

NET ASSETS   100.0% ..............................................................     $173,436,681
                                                                                       ============



Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $124,373,905 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt


SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                     PERCENT OF
INDUSTRY                                                                  VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------
Diversified Banks ...............................................     $ 19,110,843      11.0%

Life Sciences Tools & Services ..................................       12,678,491       7.3

Pharmaceuticals .................................................       12,555,295       7.2

Diversified Commercial & Professional Services ..................        8,448,532       4.9

Wireless Telecommunication Services .............................        7,989,826       4.6

Apparel Retail ..................................................        7,794,784       4.5

Asset Management & Custody Banks ................................        7,630,436       4.4

Integrated Telecommunication Services ...........................        6,773,591       3.9

Marine ..........................................................        6,586,571       3.8

Packaged Foods & Meats ..........................................        4,924,214       2.8

Health Care Equipment ...........................................        4,620,184       2.7

Distributors ....................................................        4,600,161       2.7

Apparel, Accessories & Luxury Goods .............................        4,272,715       2.5

Brewers .........................................................        4,190,795       2.4

Construction Materials ..........................................        4,039,221       2.3

Internet Software & Services ....................................        3,962,055       2.3

Airport Services ................................................        3,870,000       2.2

Homebuilding ....................................................        3,684,900       2.1

Investment Banking & Brokerage ..................................        3,577,803       2.1

Airlines ........................................................        3,357,813       1.9

Diversified Capital Markets .....................................        3,247,367       1.9

Data Processing & Outsourced Services ...........................        3,231,817       1.9

Electronic Manufacturing Services ...............................        2,977,837       1.7

Insurance Brokers ...............................................        2,915,620       1.7

Soft Drinks .....................................................        2,671,380       1.5

Coal & Consumable Fuels .........................................        2,618,927       1.5

Education Services ..............................................        2,562,207       1.5

Property & Casualty Insurance ...................................        2,354,916       1.4

Application Software ............................................        2,240,720       1.3

Other Diversified Financial Services ............................        1,825,318       1.1

Office Services & Supplies ......................................        1,817,294       1.0

Industrial Machinery ............................................        1,352,022       0.8

Semiconductors ..................................................        1,199,467       0.7

Investment Companies ............................................          419,037       0.2
                                                                      ------------      ----

                                                                      $166,102,159      95.8%
                                                                      ============      ====

VAN KAMPEN AMERICAN FRANCHISE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

                                                                                          NUMBER OF
DESCRIPTION                                                                                SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS   100.2%
BROADCASTING & CABLE TV   1.0%
Westwood One, Inc. .............................................................         2,235,113      $   4,269,066
                                                                                                        -------------

DISTILLERS & VINTNERS   3.1%
Brown-Forman Corp., Class B ....................................................           192,353         13,587,816
                                                                                                        -------------

EDUCATION SERVICES   2.6%
Career Education Corp. (a) .....................................................           392,806         11,285,316
                                                                                                        -------------

FERTILIZERS & AGRICULTURAL CHEMICALS   2.7%
Scotts Miracle-Gro Co., Class A ................................................           313,972         11,588,707
                                                                                                        -------------

HEALTH CARE TECHNOLOGY   2.1%
IMS Health, Inc. ...............................................................           399,346          9,324,729
                                                                                                        -------------

HOUSEHOLD PRODUCTS   14.4%
Colgate-Palmolive Co. ..........................................................           222,901         17,849,912
Kimberly-Clark Corp. ...........................................................           277,685         19,385,190
Procter & Gamble Co. ...........................................................           346,103         25,611,622
                                                                                                        -------------
                                                                                                           62,846,724
                                                                                                        -------------
HOUSEWARES & SPECIALTIES   3.9%
Fortune Brands, Inc. ...........................................................           222,534         17,057,231
                                                                                                        -------------

IT CONSULTING & OTHER SERVICES   4.5%
Accenture Ltd., Class A (Bermuda) ..............................................           564,545         19,510,675
                                                                                                        -------------

MOTORCYCLE MANUFACTURERS   4.8%
Harley-Davidson, Inc. ..........................................................           436,358         20,953,911
                                                                                                        -------------

PACKAGED FOODS & MEATS   12.8%
Cadbury Schweppes PLC (United Kingdom) [GBP] ...................................         1,781,079         22,827,936
Kellogg Co. ....................................................................           352,818         19,066,285
Nestle, SA (Switzerland)  [CHF] ................................................            28,995         13,856,264
                                                                                                        -------------
                                                                                                           55,750,485
                                                                                                        -------------
PERSONAL PRODUCTS   3.8%
Estee Lauder Co., Inc., Class A ................................................           365,661         16,410,866
                                                                                                        -------------

PHARMACEUTICALS   9.6%
Johnson & Johnson ..............................................................           392,323         26,575,960
Pfizer, Inc. ...................................................................           636,803         15,130,439
                                                                                                        -------------
                                                                                                           41,706,399
                                                                                                        -------------
PUBLISHING   5.9%
McGraw-Hill Co., Inc. ..........................................................           235,896         11,577,775
Thomson Corp. (Canada) .........................................................           361,380         14,061,296
                                                                                                        -------------
                                                                                                           25,639,071
                                                                                                        -------------
RESTAURANTS   3.0%
Domino's Pizza, Inc. ...........................................................           950,199         13,169,758
                                                                                                        -------------

SOFT DRINKS   3.0%
PepsiCo, Inc. ..................................................................           171,821         13,261,145
                                                                                                        -------------

SPECIALIZED CONSUMER SERVICES   4.1%
Weight Watchers International, Inc. ............................................           370,738         17,702,740
                                                                                                        -------------

SPECIALIZED FINANCE   1.5%
Moody's Corp. ..................................................................           173,270          6,525,348
                                                                                                        -------------

TOBACCO   17.4%
Altria Group, Inc. .............................................................           552,350         42,840,266
Reynolds American, Inc. ........................................................           471,863         33,039,847
                                                                                                        -------------
                                                                                                           75,880,113
                                                                                                        -------------
TOTAL LONG-TERM INVESTMENTS   100.2%
  (Cost $429,302,548) .............................................................................       436,470,100
                                                                                                        -------------

REPURCHASE AGREEMENTS  0.1%
Banc of America Securities ($168,627 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $168,691) ............................................................           168,627
Citigroup Global Markets, Inc. ($149,890 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.54%, dated 11/30/07,
   to be sold on 12/03/07 at $149,947) ............................................................           149,890

State Street Bank & Trust Co. ($255,483 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.23%, dated 11/30/07,
   to be sold on 12/03/07 at $255,573) ............................................................           255,483
                                                                                                        -------------

TOTAL REPURCHASE AGREEMENTS   0.1%
  (Cost $574,000) .................................................................................           574,000
                                                                                                        -------------

TOTAL INVESTMENTS  100.3%
  (Cost $429,876,548) .............................................................................       437,044,100

FOREIGN CURRENCY  0.0%
  (Cost $196,056) .................................................................................           195,059

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%) .....................................................        (1,438,522)
                                                                                                        -------------

NET ASSETS 100.0% .................................................................................     $ 435,800,637
                                                                                                        =============


Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $36,684,200 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

CHF--Swiss Franc
GBP--Pound Sterling

VAN KAMPEN INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES              VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS   99.0%
AUSTRALIA   2.3%
BHP Billiton, Ltd. ..............................................               643,886        $   24,456,751
                                                                                               --------------

AUSTRIA   3.0%
Andritz, AG .....................................................               242,033            14,803,731
Erste Bank Der Oester Spark, AG .................................               241,915            17,438,794
                                                                                               --------------
                                                                                                   32,242,525
                                                                                               --------------
BERMUDA   1.8%
Esprit Holdings, Ltd. ...........................................             1,256,294            18,883,033
                                                                                               --------------

CANADA   2.3%
EnCana Corp. ....................................................               185,721            12,053,896
Research In Motion, Ltd. (a) ....................................               105,100            11,962,482
                                                                                               --------------
                                                                                                   24,016,378
                                                                                               --------------
CAYMAN ISLANDS   1.5%
Parkson Retail Group, Ltd. ......................................             1,470,300            15,506,215
                                                                                               --------------

EGYPT   1.5%
Orascom Construction Industries - GDR ...........................                85,977            16,307,631
                                                                                               --------------

FINLAND   4.4%
Fortum Oyj ......................................................               431,456            18,560,646
Kone Oyj, Class B ...............................................               235,561            17,741,500
Neste Oil Oyj ...................................................               291,813            10,243,794
                                                                                               --------------
                                                                                                   46,545,940
                                                                                               --------------
FRANCE   10.1%
AXA, SA .........................................................               427,504            17,336,930
BNP Paribas, SA .................................................               124,291            13,919,197
Essilor International, SA .......................................               262,766            16,471,140
LVMH Moet-Hennessy Louis Vuitton, SA ............................                91,048            11,057,546
Schneider Electric, SA ..........................................               102,235            14,171,592
Total, SA .......................................................               280,789            22,713,361
Vallourec, SA ...................................................                39,751            11,231,120
                                                                                               --------------
                                                                                                  106,900,886
                                                                                               --------------
GERMANY   7.8%
Celesio, AG .....................................................               205,220            11,857,665
Continental, AG .................................................               153,200            19,943,668

E.ON, AG ........................................................               125,497            25,562,011
SAP, AG .........................................................               207,879            10,591,103
SGL Carbon, AG (a) ..............................................               255,254            14,409,512
                                                                                               --------------
                                                                                                   82,363,959
                                                                                               --------------
GREECE   3.9%
Coca-Cola Hellenic Bottling Co., SA .............................               481,992            20,411,447
National Bank of Greece, SA .....................................               311,128            20,797,075
                                                                                               --------------
                                                                                                   41,208,522
                                                                                               --------------
HONG KONG   4.1%
Bank of East Asia, Ltd. .........................................             2,339,400            14,238,491
China Resources Power Holdings Co., Ltd. ........................             4,268,000            14,693,722
CNOOC, Ltd. .....................................................             7,890,000            14,487,407
                                                                                               --------------
                                                                                                   43,419,620
                                                                                               --------------
INDIA   3.2%
Bharti Airtel, Ltd. (a) .........................................               589,844            13,978,093
ICICI Bank, Ltd. - ADR ..........................................               323,663            19,584,848
                                                                                               --------------
                                                                                                   33,562,941
                                                                                               --------------
IRELAND   3.1%
Allied Irish Banks PLC ..........................................               525,413            11,746,392
Anglo Irish Bank Corp. PLC ......................................               604,507            10,538,236
CRH PLC .........................................................               271,652            10,272,147
                                                                                               --------------
                                                                                                   32,556,775
                                                                                               --------------
ISRAEL   1.2%
Teva Pharmaceutical Industries, Ltd. - ADR ......................               287,407            12,826,974
                                                                                               --------------

ITALY   1.0%
Lottomatica SpA .................................................               301,423            10,287,458
                                                                                               --------------

JAPAN   12.6%
Canon, Inc. .....................................................               247,900            13,053,906
Daikin Industries, Ltd. .........................................               275,100            14,172,057
Daiwa Securities Group, Inc. ....................................               913,000             9,200,778
Kobe Steel, Ltd. ................................................             2,849,000             9,383,836
Kubota Corp. ....................................................             1,172,000             8,656,980
Sharp Corp. .....................................................               612,000            10,087,472
Shin-Etsu Chemical Co., Ltd. ....................................               153,000             9,111,401
Sony Corp. ......................................................               223,700            12,075,891
Sumitomo Realty & Development Co., Ltd. .........................               434,000            13,187,906
Terumo Corp. ....................................................               251,400            12,700,579
Toray Industries, Inc. ..........................................             1,397,000            11,329,990
Toyota Motor Corp. ..............................................               175,200             9,865,433
                                                                                               --------------
                                                                                                  132,826,229
                                                                                               --------------

LUXEMBOURG   1.7%
Millicom International Cellular, SA (a) .........................               147,700            17,617,656
                                                                                               --------------

MEXICO   2.4%
America Movil, SA de CV, Ser L - ADR ............................               207,144            12,772,499
Wal-Mart de Mexico, SA de CV, Ser V - ADR .......................               359,947            12,928,432
                                                                                               --------------
                                                                                                   25,700,931
                                                                                               --------------
NETHERLANDS   2.4%
ING Groep, NV-CVA ...............................................               410,837            15,806,332
Reed Elsevier, NV ...............................................               507,690             9,350,905
                                                                                               --------------
                                                                                                   25,157,237
                                                                                               --------------
NORWAY   2.6%
Telenor, ASA (a) ................................................               858,951            19,897,297
TGS Nopec Geophysical Company, ASA (a) ..........................               547,360             7,498,755
                                                                                               --------------
                                                                                                   27,396,052
                                                                                               --------------
PORTUGAL   1.2%
Banco Espirito Santo, SA ........................................               568,857            13,177,285
                                                                                               --------------

REPUBLIC OF CHINA (TAIWAN)   1.1%
Delta Electronics, Inc. .........................................             3,470,000            11,993,183
                                                                                               --------------

SINGAPORE   3.4%
DBS Group Holdings, Ltd. ........................................               960,255            13,332,439
Keppel Corp., Ltd. ..............................................             2,491,800            23,189,575
                                                                                               --------------
                                                                                                   36,522,014
                                                                                               --------------
SPAIN   1.1%
Banco Popular Espanol, SA .......................................               684,876            12,082,046
                                                                                               --------------

SWEDEN   1.3%
Getinge, AB, Class B ............................................               564,338            14,213,866
                                                                                               --------------

SWITZERLAND   8.8%
ABB, Ltd. .......................................................               883,110            25,940,062
EFG International ...............................................               330,958            13,470,831
Nestle, SA ......................................................                42,189            20,161,473
Novartis, AG ....................................................               170,187             9,634,884
Roche Holding, AG ...............................................                58,967            11,192,443
SGS, SA .........................................................                 9,898            12,289,197
                                                                                               --------------
                                                                                                   92,688,890
                                                                                               --------------
UNITED KINGDOM   9.2%
Barclays PLC ....................................................               962,211            11,146,930
Capita Group PLC ................................................               856,208            13,054,248
Prudential PLC ..................................................               834,168            11,660,629
Reckitt Benckiser PLC ...........................................               256,035            15,203,900
SABMiller PLC ...................................................               462,776            13,175,266

Standard Chartered PLC ..........................................               387,437            15,268,667
Tesco PLC .......................................................             1,804,407            17,780,330
                                                                                               --------------
                                                                                                   97,289,970
                                                                                               --------------
TOTAL LONG-TERM INVESTMENTS   99.0%
  (Cost $900,727,851) .................................................................         1,047,750,967
                                                                                               --------------

REPURCHASE AGREEMENTS  0.6%
Banc of America Securities ($1,725,337 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $1,726,001) ..............................................             1,725,337
Citigroup Global Markets, Inc. ($1,533,633 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.54%, dated 11/30/07,
   to be sold on 12/03/07 at $1,534,213) ..............................................             1,533,633
State Street Bank & Trust Co. ($2,614,030 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.23%, dated 11/30/07,
   to be sold on 12/03/07 at $2,614,951) ..............................................             2,614,030
                                                                                               --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,873,000) ...................................................................             5,873,000
                                                                                               --------------

TOTAL INVESTMENTS  99.6%
  (Cost $906,600,851) .................................................................         1,053,623,967

FOREIGN CURRENCY  0.1%
  (Cost $1,571,849) ...................................................................             1,559,192

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3% ...........................................             2,691,453
                                                                                               --------------

NET ASSETS 100.0% .....................................................................        $1,057,874,612
                                                                                               ==============



Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $948,004,180 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt
CVA - Certification Van Aandelen
GDR - Global Depositary Receipt

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                                             PERCENT OF
INDUSTRY                                                                      VALUE          NET ASSETS
-------------------------------------------------------------------------------------------------------
Diversified Banks ...............................................        $  173,270,401         16.4%

Wireless Telecommunication Services .............................            44,368,248          4.2

Electric Utilities ..............................................            44,122,656          4.2

Industrial Machinery ............................................            43,776,351          4.1

Diversified Metals & Mining .....................................            38,866,263          3.7

Pharmaceuticals .................................................            33,654,301          3.2

Other Diversified Financial Services ............................            29,277,163          2.8

Health Care Equipment ...........................................            26,914,445          2.5

Oil & Gas Exploration & Production ..............................            26,541,302          2.5

Heavy Electrical Equipment ......................................            25,940,062          2.5

Industrial Conglomerates ........................................            23,189,575          2.2

Integrated Oil & Gas ............................................            22,713,361          2.2

Consumer Electronics ............................................            22,163,363          2.1

Soft Drinks .....................................................            20,411,447          1.9

Packaged Foods & Meats ..........................................            20,161,473          1.9

Tires & Rubber ..................................................            19,943,668          1.9

Integrated Telecommunication Services ...........................            19,897,298          1.9

Apparel Retail ..................................................            18,883,033          1.8

Food Retail .....................................................            17,780,330          1.7

Multi-Line Insurance ............................................            17,336,931          1.6

Health Care Supplies ............................................            16,471,140          1.6

Construction & Engineering ......................................            16,307,631          1.5

Department Stores ...............................................            15,506,215          1.5

Household Products ..............................................            15,203,900          1.4

Independent Power Producers & Energy Traders ....................            14,693,722          1.4

Building Products ...............................................            14,172,057          1.3

Electrical Components & Equipment ...............................            14,171,592          1.3

Real Estate Management & Development ............................            13,187,906          1.2

Brewers .........................................................            13,175,266          1.2

Human Resource & Employment Services ............................            13,054,248          1.2

Office Electronics ..............................................            13,053,906          1.2

Hypermarkets & Super Centers ....................................            12,928,432          1.2

Diversified Commercial & Professional Services ..................            12,289,197          1.2


Electronic Equipment Manufacturers ..............................            11,993,183          1.1

Communications Equipment ........................................            11,962,482          1.1

Health Care Distributors ........................................            11,857,664          1.1

Life & Health Insurance .........................................            11,660,630          1.1

Commodity Chemicals .............................................            11,329,990          1.1

Apparel, Accessories & Luxury Goods .............................            11,057,546          1.0

Application Software ............................................            10,591,103          1.0

Casinos & Gaming ................................................            10,287,458          1.0

Construction Materials ..........................................            10,272,147          1.0

Oil & Gas Refining & Marketing ..................................            10,243,794          1.0

Automobile Manufacturers ........................................             9,865,433          0.9

Steel ...........................................................             9,383,836          0.9

Publishing ......................................................             9,350,905          0.9

Investment Banking & Brokerage ..................................             9,200,777          0.9

Specialty Chemicals .............................................             9,111,401          0.9

Construction & Farm Machinery & Heavy Trucks ....................             8,656,980          0.8

Oil & Gas Equipment & Services ..................................             7,498,755          0.7
                                                                         --------------         ----

                                                                         $1,047,750,967         99.0%
                                                                         ==============         ====

VAN KAMPEN EQUITY PREMIUM INCOME FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2007 (UNAUDITED)

                                                                                   NUMBER OF
DESCRIPTION                                                                          SHARES         VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS   98.0%
AEROSPACE & DEFENSE   4.3%
BE Aerospace, Inc. (a) ....................................................           22,549     $  1,059,803
Boeing Co. ................................................................           28,451        2,632,855
DRS Technologies, Inc. ....................................................           19,427        1,150,273
General Dynamics Corp. ....................................................           43,760        3,885,013
Honeywell International, Inc. .............................................           41,982        2,377,021
L-3 Communications Holdings, Inc. .........................................           12,792        1,415,435
Lockheed Martin Corp. .....................................................           31,389        3,473,821
Northrop Grumman Corp. ....................................................           43,477        3,425,553
Precision Castparts Corp. .................................................           11,274        1,661,111
Raytheon Co. ..............................................................           28,837        1,783,568
                                                                                                 ------------
                                                                                                   22,864,453
                                                                                                 ------------
AGRICULTURAL PRODUCTS   0.2%
Corn Products International, Inc. .........................................           25,835        1,016,091
                                                                                                 ------------

AIRLINES   0.1%
AMR Corp. (a) .............................................................           15,690          332,314
Continental Airlines, Inc., Class B (a) ...................................           14,640          412,116
                                                                                                 ------------
                                                                                                      744,430
                                                                                                 ------------
ALUMINUM   0.2%
Alcoa, Inc. ...............................................................           24,201          880,190
                                                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS   0.6%
Polo Ralph Lauren Corp., Class A ..........................................           17,600        1,214,048
VF Corp. ..................................................................           27,523        2,058,445
                                                                                                 ------------
                                                                                                    3,272,493
                                                                                                 ------------
APPAREL RETAIL   0.4%
Abercrombie & Fitch Co., Class A ..........................................              790           64,811
American Eagle Outfitters, Inc. ...........................................           49,840        1,140,838
The Men's Wearhouse, Inc. .................................................           28,200          973,464
                                                                                                 ------------
                                                                                                    2,179,113
                                                                                                 ------------
APPLICATION SOFTWARE   1.2%
Adobe Systems, Inc. (a) ...................................................           41,196        1,735,999

Citrix Systems, Inc. (a) ..................................................           50,563        1,869,820
Salesforce.com, Inc. (a) ..................................................           20,294        1,151,279
Synopsys, Inc. (a) ........................................................           57,831        1,423,221
                                                                                                 ------------
                                                                                                    6,180,319
                                                                                                 ------------
AUTO PARTS & EQUIPMENT   1.3%
Autoliv, Inc. .............................................................           17,909        1,045,886
BorgWarner, Inc. ..........................................................           10,753        1,038,847
Johnson Controls, Inc. ....................................................          121,651        4,698,162
                                                                                                 ------------
                                                                                                    6,782,895
                                                                                                 ------------
BIOTECHNOLOGY   2.0%
Amgen, Inc. (a) ...........................................................           22,385        1,236,771
Genentech, Inc. (a) .......................................................            3,116          237,595
Genzyme Corp. (a) .........................................................           26,235        1,965,789
Gilead Sciences, Inc. (a) .................................................           84,595        3,937,051
Invitrogen Corp. (a) ......................................................           35,023        3,397,581
                                                                                                 ------------
                                                                                                   10,774,787
                                                                                                 ------------
BREWERS   0.3%
Molson Coors Brewing Co., Class B .........................................           25,368        1,365,813
                                                                                                 ------------

BROADCASTING & CABLE TV   0.9%
Comcast Corp., Class A (a) ................................................          170,136        3,494,593
DIRECTV Group, Inc. (a) ...................................................           54,379        1,352,406
                                                                                                 ------------
                                                                                                    4,846,999
                                                                                                 ------------
BUILDING PRODUCTS   0.1%
USG Corp. (a) .............................................................            8,186          300,344
                                                                                                 ------------

CASINOS & GAMING   0.9%
Harrah's Entertainment, Inc. ..............................................           19,868        1,749,775
Penn National Gaming, Inc. (a) ............................................           49,558        2,951,179
                                                                                                 ------------
                                                                                                    4,700,954
                                                                                                 ------------
COMMODITY CHEMICALS   0.0%
Tronox, Inc., Class B .....................................................            1,011            8,189
                                                                                                 ------------

COMMUNICATIONS EQUIPMENT   3.9%
ADC Telecommunications, Inc. (a) ..........................................           89,067        1,474,949
Ciena Corp. (a) ...........................................................           30,224        1,329,252
Cisco Systems, Inc. (a) ...................................................          237,842        6,664,333
Corning, Inc. .............................................................          216,701        5,263,667

Harris Corp. ..............................................................           21,984        1,379,936
Motorola, Inc. ............................................................          222,251        3,549,348
QUALCOMM, Inc. ............................................................           35,487        1,447,160
                                                                                                 ------------
                                                                                                   21,108,645
                                                                                                 ------------
COMPUTER HARDWARE   5.1%
Apple, Inc. (a) ...........................................................           26,056        4,747,924
Dell, Inc. (a) ............................................................           55,853        1,370,633
Hewlett-Packard Co. .......................................................          215,632       11,031,733
IBM Corp. .................................................................           94,942        9,986,000
                                                                                                 ------------
                                                                                                   27,136,290
                                                                                                 ------------
COMPUTER STORAGE & PERIPHERALS   0.2%
EMC Corp. (a) .............................................................           56,764        1,093,842
                                                                                                 ------------

CONSTRUCTION & ENGINEERING   0.5%
Fluor Corp. ...............................................................            9,366        1,378,394
Jacobs Engineering Group, Inc. (a) ........................................           16,694        1,398,457
                                                                                                 ------------
                                                                                                    2,776,851
                                                                                                 ------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.0%
AGCO Corp. (a) ............................................................           37,807        2,606,415
Caterpillar, Inc. .........................................................           10,007          719,503
Deere & Co. ...............................................................           33,708        5,791,034
Joy Global, Inc. ..........................................................           31,853        1,847,474
                                                                                                 ------------
                                                                                                   10,964,426
                                                                                                 ------------
CONSUMER FINANCE   0.6%
American Express Co. ......................................................           33,322        1,965,332
Discover Financial Services ...............................................           57,263          994,658
                                                                                                 ------------
                                                                                                    2,959,990
                                                                                                 ------------
DATA PROCESSING & OUTSOURCED SERVICES   0.2%
Global Payments, Inc. .....................................................           23,459        1,013,898
                                                                                                 ------------

DEPARTMENT STORES   1.1%
J.C. Penney Co., Inc. .....................................................           44,535        1,964,884
Macy's, Inc. ..............................................................           99,799        2,959,040
Nordstrom, Inc. ...........................................................           29,033          973,767
                                                                                                 ------------
                                                                                                    5,897,691
                                                                                                 ------------
DISTILLERS & VINTNERS   0.1%
MGP Ingredients, Inc. .....................................................           52,698          433,178
                                                                                                 ------------

DIVERSIFIED BANKS   0.3%
Wells Fargo & Co. .........................................................           49,171        1,594,616
                                                                                                 ------------

DIVERSIFIED CHEMICALS   0.4%
FMC Corp. .................................................................           40,821        2,233,725
                                                                                                 ------------

DIVERSIFIED METALS & MINING   1.4%
Freeport-McMoRan Copper & Gold, Inc. ......................................           16,158        1,598,511
Rio Tinto PLC - ADR (United Kingdom) ......................................            6,367        2,976,445
Southern Copper Corp. .....................................................           25,204        2,788,823
                                                                                                 ------------
                                                                                                    7,363,779
                                                                                                 ------------
DRUG RETAIL   1.1%
CVS Caremark Corp. ........................................................          148,659        5,959,739
                                                                                                 ------------

ELECTRIC UTILITIES   0.7%
Exelon Corp. ..............................................................           49,558        4,017,667
                                                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT   0.3%
General Cable Corp. (a) ...................................................           22,961        1,707,839
                                                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS   0.4%
Amphenol Corp., Class A ...................................................           25,801        1,118,473
Mettler-Toledo International, Inc. (a) ....................................            9,582        1,114,962
                                                                                                 ------------
                                                                                                    2,233,435
                                                                                                 ------------
ELECTRONIC MANUFACTURING SERVICES   0.2%
Jabil Circuit, Inc. .......................................................           76,110        1,290,065
                                                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS   0.5%
Monsanto Co. ..............................................................           28,451        2,827,176
                                                                                                 ------------

FOOD RETAIL   1.2%
Safeway, Inc. .............................................................           73,835        2,569,458
SUPERVALU, Inc. ...........................................................           86,532        3,623,095
Whole Foods Market, Inc. ..................................................            5,154          221,673
                                                                                                 ------------
                                                                                                    6,414,226
                                                                                                 ------------
FOOTWEAR   0.6%
NIKE, Inc., Class B .......................................................           47,007        3,086,010
                                                                                                 ------------

GAS UTILITIES   0.5%
Energen Corp. .............................................................           17,215        1,097,284

Questar Corp. .............................................................           24,674        1,318,825
                                                                                                 ------------
                                                                                                    2,416,109
                                                                                                 ------------
HEALTH CARE DISTRIBUTORS   0.6%
McKesson Corp. ............................................................           48,631        3,245,147
                                                                                                 ------------

HEALTH CARE EQUIPMENT   0.8%
Advanced Medical Optics, Inc. (a) .........................................           66,212        1,669,867
Kinetic Concepts, Inc. (a) ................................................           45,383        2,661,259
                                                                                                 ------------
                                                                                                    4,331,126
                                                                                                 ------------
HEALTH CARE SERVICES   1.9%
DaVita, Inc. (a) ..........................................................           18,646        1,155,306
Express Scripts, Inc. (a) .................................................           38,502        2,608,510
Medco Health Solutions, Inc. (a) ..........................................           23,243        2,324,068
Quest Diagnostics, Inc. ...................................................           71,593        3,941,911
                                                                                                 ------------
                                                                                                   10,029,795
                                                                                                 ------------
HOME FURNISHINGS   0.5%
Tempur-Pedic International, Inc. ..........................................           92,700        2,752,263
                                                                                                 ------------

HOTELS, RESORTS & CRUISE LINES   0.4%
Marriott International, Inc., Class A .....................................                1               38
Wyndham Worldwide Corp. ...................................................           66,885        1,951,035
                                                                                                 ------------
                                                                                                    1,951,073
                                                                                                 ------------
HOUSEHOLD APPLIANCES   0.7%
Stanley Works .............................................................           39,667        2,068,634
Whirlpool Corp. ...........................................................           21,177        1,714,490
                                                                                                 ------------
                                                                                                    3,783,124
                                                                                                 ------------
HOUSEHOLD PRODUCTS   1.1%
Colgate-Palmolive Co. .....................................................           29,878        2,392,630
Energizer Holdings, Inc. (a) ..............................................           18,400        2,090,792
Kimberly-Clark Corp. ......................................................           24,023        1,677,046
                                                                                                 ------------
                                                                                                    6,160,468
                                                                                                 ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES   0.3%
Manpower, Inc. ............................................................           26,244        1,603,508
                                                                                                 ------------

HYPERMARKETS & SUPER CENTERS   0.3%
Costco Wholesale Corp. ....................................................           26,235        1,768,239
                                                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.3%
AES Corp. (a) .............................................................           78,783        1,721,409
                                                                                                 ------------

INDUSTRIAL CONGLOMERATES   1.4%
General Electric Co. ......................................................          156,871        6,006,591
Textron, Inc. .............................................................           24,327        1,679,779
                                                                                                 ------------
                                                                                                    7,686,370
                                                                                                 ------------
INDUSTRIAL MACHINERY   0.3%
Parker Hannifin Corp. .....................................................           17,822        1,415,601
                                                                                                 ------------

INTEGRATED OIL & GAS   6.7%
Chevron Corp. .............................................................           70,201        6,161,542
ConocoPhillips ............................................................          110,405        8,836,816
Exxon Mobil Corp. (b) .....................................................          165,608       14,765,609
Hess Corp. ................................................................           27,446        1,954,704
Marathon Oil Corp. ........................................................           75,149        4,200,829
                                                                                                 ------------
                                                                                                   35,919,500
                                                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES   2.7%
AT&T, Inc. ................................................................          276,538       10,566,517
Verizon Communications, Inc. ..............................................           86,205        3,724,918
                                                                                                 ------------
                                                                                                   14,291,435
                                                                                                 ------------
INTERNET RETAIL   0.3%
Expedia, Inc. (a) .........................................................           48,688        1,587,229
                                                                                                 ------------

INTERNET SOFTWARE & SERVICES   0.9%
eBay, Inc. (a) ............................................................           88,990        2,983,835
Google, Inc., Class A (a) .................................................            2,341        1,622,313
                                                                                                 ------------
                                                                                                    4,606,148
                                                                                                 ------------
INVESTMENT BANKING & BROKERAGE   3.9%
Bear Stearns Cos., Inc. ...................................................            4,780          476,566
E*TRADE Financial Corp. (a) ...............................................          143,149          658,485
Goldman Sachs Group, Inc. .................................................           38,889        8,813,803
Lehman Brothers Holdings, Inc. ............................................          111,651        6,992,702
Merrill Lynch & Co., Inc. .................................................           64,186        3,847,309
                                                                                                 ------------
                                                                                                   20,788,865
                                                                                                 ------------
IT CONSULTING & OTHER SERVICES   0.4%
Accenture, Ltd., Class A (Bermuda) ........................................           64,171        2,217,750
                                                                                                 ------------

LIFE & HEALTH INSURANCE   1.1%
MetLife, Inc. .............................................................           55,511        3,640,966
Prudential Financial, Inc. ................................................           25,900        2,438,226
                                                                                                 ------------
                                                                                                    6,079,192
                                                                                                 ------------
LIFE SCIENCES TOOLS & SERVICES   0.9%
Thermo Fisher Scientific, Inc. (a) ........................................           87,906        5,066,902
                                                                                                 ------------

MANAGED HEALTH CARE   3.0%
Aetna, Inc. ...............................................................           48,688        2,720,685
CIGNA Corp. ...............................................................           35,514        1,903,906
Health Net, Inc. (a) ......................................................           48,813        2,371,336
Humana, Inc. (a) ..........................................................           55,280        4,258,218
UnitedHealth Group, Inc. ..................................................            2,113          116,215
WellPoint, Inc. (a) .......................................................           54,438        4,584,224
                                                                                                 ------------
                                                                                                   15,954,584
                                                                                                 ------------
MORTGAGE REIT'S   0.0%
New Century Financial Corp. (a) ...........................................              397                8
                                                                                                 ------------

MOVIES & ENTERTAINMENT   1.4%
News Corp., Class A .......................................................          110,750        2,333,503
Time Warner, Inc. .........................................................           87,250        1,505,935
Walt Disney Co. ...........................................................          111,574        3,698,678
                                                                                                 ------------
                                                                                                    7,538,116
                                                                                                 ------------
MULTI-LINE INSURANCE   2.5%
American Financial Group, Inc. ............................................           61,465        1,796,007
American International Group, Inc. ........................................           60,537        3,519,016
Hartford Financial Services Group, Inc. ...................................           48,322        4,606,053
Loews Corp. ...............................................................           69,815        3,336,459
                                                                                                 ------------
                                                                                                   13,257,535
                                                                                                 ------------
OIL & GAS DRILLING   0.6%
Transocean, Inc. (Cayman Islands) (a) .....................................           25,104        3,446,528
                                                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES   1.2%
Halliburton Co. ...........................................................           32,772        1,199,783
National-Oilwell Varco, Inc. (a) ..........................................           43,914        2,992,739
Superior Energy Services, Inc. (a) ........................................           62,701        2,188,265
                                                                                                 ------------
                                                                                                    6,380,787
                                                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION   0.3%
Anadarko Petroleum Corp. ..................................................           26,441        1,496,561
                                                                                                 ------------

OIL & GAS REFINING & MARKETING   0.9%
Valero Energy Corp. .......................................................           70,124        4,562,969
                                                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION   0.8%
Overseas Shipholding Group, Inc. ..........................................           44,533        3,188,563
Spectra Energy Corp. ......................................................           35,882          884,132
                                                                                                 ------------
                                                                                                    4,072,695
                                                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES   3.3%
Bank of America Corp. .....................................................          141,323        6,519,230
Citigroup, Inc. ...........................................................          149,139        4,966,329
JPMorgan Chase & Co. ......................................................          140,220        6,396,836
                                                                                                 ------------
                                                                                                   17,882,395
                                                                                                 ------------
PACKAGED FOODS & MEATS   0.3%
Tyson Foods, Inc., Class A ................................................          119,185        1,777,048
                                                                                                 ------------

PERSONAL PRODUCTS   0.5%
Alberto-Culver Co. ........................................................          101,249        2,587,924
                                                                                                 ------------

PHARMACEUTICALS   5.4%
Barr Pharmaceuticals, Inc. (a) ............................................           24,414        1,311,032
Bristol-Myers Squibb Co. ..................................................          135,997        4,029,591
Johnson & Johnson .........................................................           84,569        5,728,704
Merck & Co., Inc. .........................................................          138,780        8,237,981
Pfizer, Inc. ..............................................................           31,607          750,982
Schering-Plough Corp. .....................................................          128,498        4,021,987
Teva Pharmaceutical Industries, Ltd. - ADR (Israel) .......................           59,763        2,667,223
Wyeth .....................................................................           44,730        2,196,243
                                                                                                 ------------
                                                                                                   28,943,743
                                                                                                 ------------
PROPERTY & CASUALTY INSURANCE   2.4%
Allstate Corp. ............................................................           35,918        1,836,128
Ambac Financial Group, Inc. ...............................................           35,654          970,858
Chubb Corp. ...............................................................           54,893        2,994,413
CNA Financial Corp. - GDR .................................................           88,525        3,137,326
Philadelphia Consolidated Holding Corp. (a) ...............................           45,229        1,925,851

Travelers Cos., Inc. ......................................................           37,980        2,017,118
                                                                                                 ------------
                                                                                                   12,881,694
                                                                                                 ------------
PUBLISHING   0.4%
Meredith Corp. ............................................................           35,549        1,956,972
                                                                                                 ------------

RAILROADS   1.7%
Burlington Northern Santa Fe Corp. ........................................           45,740        3,820,205
CSX Corp. .................................................................           73,258        3,076,836
Union Pacific Corp. .......................................................           15,611        1,969,171
                                                                                                 ------------
                                                                                                    8,866,212
                                                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT   0.4%
Jones Lang LaSalle, Inc. ..................................................           25,494        2,143,281
                                                                                                 ------------

REGIONAL BANKS   0.3%
National City Corp. .......................................................           69,777        1,378,794
                                                                                                 ------------

RESTAURANTS   2.1%
Burger King Holdings, Inc. ................................................           42,280        1,111,964
McDonald's Corp. ..........................................................          121,229        7,088,260
Panera Bread Co., Class A (a) .............................................            9,447          378,541
Starbucks Corp. (a) .......................................................           15,015          351,201
Yum! Brands, Inc. .........................................................           69,203        2,570,891
                                                                                                 ------------
                                                                                                   11,500,857
                                                                                                 ------------
SEMICONDUCTOR EQUIPMENT   0.3%
MEMC Electronic Materials, Inc. (a) .......................................           19,687        1,527,317
                                                                                                 ------------

SEMICONDUCTORS   1.5%
Cypress Semiconductor Corp. (a) ...........................................           31,438        1,044,370
Intel Corp. ...............................................................          175,596        4,579,544
Maxim Integrated Products, Inc. ...........................................            2,907           67,413
Texas Instruments, Inc. ...................................................           81,257        2,565,284
                                                                                                 ------------
                                                                                                    8,256,611
                                                                                                 ------------
SOFT DRINKS   0.5%
Pepsi Bottling Group, Inc. ................................................           33,086        1,411,780
PepsiAmericas, Inc. .......................................................           31,959        1,081,812
                                                                                                 ------------
                                                                                                    2,493,592
                                                                                                 ------------
SPECIALIZED FINANCE   0.5%
CIT Group, Inc. ...........................................................           30,117          801,112

Nasdaq Stock Market, Inc. (a) .............................................           44,378        1,924,230
                                                                                                 ------------
                                                                                                    2,725,342
                                                                                                 ------------
SPECIALTY STORES   0.0%
Office Depot, Inc. (a) ....................................................            5,083           87,123
                                                                                                 ------------

STEEL   0.4%
United States Steel Corp. .................................................           23,348        2,281,100
                                                                                                 ------------

SYSTEMS SOFTWARE   2.7%
McAfee, Inc. (a) ..........................................................           88,781        3,458,020
Microsoft Corp. ...........................................................          210,142        7,060,771
Oracle Corp. (a) ..........................................................          195,528        3,945,755
                                                                                                 ------------
                                                                                                   14,464,546
                                                                                                 ------------
TECHNOLOGY DISTRIBUTORS   0.3%
Arrow Electronics, Inc. (a) ...............................................           44,815        1,658,603
                                                                                                 ------------

THRIFTS & MORTGAGE FINANCE   1.3%
Countrywide Financial Corp. ...............................................           87,469          946,415
Federal National Mortgage Association .....................................           52,638        2,022,352
IndyMac Bancorp, Inc. .....................................................            6,976           66,621
MGIC Investment Corp. .....................................................           67,650        1,591,128
Radian Group, Inc. ........................................................          135,919        1,541,321
Washington Mutual, Inc. ...................................................           34,593          674,563
                                                                                                 ------------
                                                                                                    6,842,400
                                                                                                 ------------
TOBACCO   3.7%
Altria Group, Inc. ........................................................          140,093       10,865,613
Loews Corp. - Carolina Group ..............................................           83,113        7,392,901
Reynolds American, Inc. ...................................................           21,725        1,521,185
                                                                                                 ------------
                                                                                                   19,779,699
                                                                                                 ------------
TRADING COMPANIES & DISTRIBUTORS   0.0%
WESCO International, Inc. (a) .............................................            3,268          132,289
                                                                                                 ------------

TOTAL COMMON STOCKS (c)   98.0% ............................................................      524,328,736
                                                                                                 ------------

EXCHANGE TRADED FUND   0.4%
Semiconductor HOLDRs Trust ................................................           58,100        1,877,792
                                                                                                 ------------

TOTAL LONG-TERM INVESTMENTS   98.4%
  (Cost $537,268,610) ......................................................................      526,206,528
                                                                                                 ------------

REPURCHASE AGREEMENTS   3.3%
Banc of America Securities ($5,209,502 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.62%, dated 11/30/07,
   to be sold on 12/03/07 at $5,211,507) ...................................................        5,209,502
Citigroup Global Markets, Inc. ($4,630,668 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.54%, dated 11/30/07,
   to be sold on 12/03/07 at $4,632,420) ...................................................        4,630,668
State Street Bank & Trust Co. ($7,892,830 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.23%, dated 11/30/07,
   to be sold on 12/03/07 at $7,895,612) ...................................................        7,892,830
                                                                                                 ------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $17,733,000) ......................................................................       17,733,000
                                                                                                 ------------

TOTAL INVESTMENTS   101.7%
   (Cost $555,001,610) .....................................................................      543,939,528

LIABILITIES IN EXCESS OF OTHER ASSETS   (0.5%) .............................................       (2,762,128)

WRITTEN OPTIONS   (1.2%) ...................................................................       (6,156,956)
                                                                                                 ------------

NET ASSETS   100.0% ........................................................................     $535,020,444
                                                                                                 ============



Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare income dividends.
(b)  All or a portion of this security has been physically segregated in connection with open futures contracts.
(c)  This Fund may designate up to 100% of its common stock investments to cover outstanding call options.


ADR - American Depositary Receipt
GDR - Global Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                                                                               UNREALIZED
                                                                                              APPRECIATION/
                                                                      CONTRACTS               DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, December 2007 (Current
   Notional Value of $74,185 per contract) .....................             88               $    177,729
                                                                      =========               ============


WRITTEN OPTIONS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                         EXERCISE    EXPIRATION       NUMBER OF
NAME OF ISSUER                             PRICE        DATE          CONTRACTS       PREMIUM           VALUE
-----------------------------------------------------------------------------------------------------------------
Call - Basket - AGCO Corp.,
   Citrix Systems, Inc., Energizer
   Holdings, Inc., FMC Corp.,
   Hess Corp., Lockheed Martin
   Corp., NIKE, Inc., Class B, and
   Tempur-Pedic International,
   Inc. (OTC)                            $  102.9      12/26/07         189,910     $  (279,168)     $  (613,352)
Call - Basket - American Express
   Co., Cisco Systems, Inc., CNA
   Financial Corp., Corning, Inc.,
   CSX Corp., Honeywell
   International, Inc., Overseas
   Shipholding Group, Inc.,
   Transocean, Inc., and Valero
   Energy Corp. (OTC)                       103.5      12/26/07         342,989        (507,624)        (714,549)
Call - Basket - American
   International Group, Inc., Apple,
   Inc., AT&T, Inc., Exelon Corp.,
   Goldman Sachs Group, Inc.,
   Kinetic Concepts, Inc., Loews
   Corp., McKesson Corp., and
   Merck & Co., Inc. (OTC)                  102.6      12/26/07         474,613        (811,588)        (970,631)
Call - Basket - Anadarko
   Petroleum Corp., Bank of
   America Corp., ConocoPhillips,
   Hartford Financial Services
   Group, Inc., Loews Corp. -
   Carolina Group, McAfee, Inc.,
   Motorola, Inc., Nasdaq Stock
   Market, Inc., and Oracle Corp.
   (OTC)                                    102.1      12/26/07         397,049        (575,721)        (869,577)

Call - Basket - Boeing Co.,
   Citigroup, Inc., Deere & Co.,
   General Electric Co., IBM
   Corp., Johnson & Johnson,
   JPMorgan Chase & Co.,
   Lehman Brothers Holdings,
   Inc., and Stanley Works (OTC)            102.8      12/26/07         499,617        (774,406)        (932,320)
Call - Basket - Exxon Mobil Corp.,
   Chevron Corp., Chubb Corp.,
   Humana, Inc., Merrill Lynch &
   Co., Inc., MetLife, Inc.,
   Prudential Finance, Inc., Quest
   Diagnostics, Inc., and
   Schering-Plough Corp. (OTC)              103.0      12/26/07         440,589        (621,230)      (1,072,526)
Call - Basket - General Dynamics
   Corp., Genzyme Corp.,
   Invitrogen Corp., Monsanto Co.,
   Rio Tinto PLC, Southern
   Copper Corp., Thermo Fisher
   Scientific, Inc., United States
   Steel Corp., and Verizon
   Communications, Inc. (OTC)               103.5      12/26/07         270,233        (343,196)        (699,201)
Call - S & P 500 Index
   December 2007                          1,475.0      12/22/07              89        (320,133)        (284,800)
                                                                    -----------     -----------      -----------
                                                                      2,615,089     $(4,233,066)     $(6,156,956)
                                                                    ===========     ===========      ===========


OTC--Over the Counter

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 17, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 17, 2008